Intangible Assets Other Than Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL CURRENT YEAR [Table Text Block]

March 31, 2013	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value March 31, 2013
Trade name	$10,420	$—	$(5,471)	$4,949
Port terminal operating rights	34,060	2,092	(6,693)	29,459
Customer relationships	36,120	—	(9,946)	26,174

Total intangible assets	$80,600	$2,092	$(22,110)	$60,582

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462)	27,598
Customer relationships	36,120	(9,503)	26,617
Favorable lease terms	3,780	(3,780)	—

Total intangible assets	$84,380	$(24,955)	$59,425